Derivative Instruments and Hedging Activities - Narrative (Details) - USD ($) $ in Millions	1 Months Ended		9 Months Ended
	Dec. 31, 2024	May 31, 2022	Dec. 31, 2024	Mar. 31, 2024	Mar. 31, 2023
Derivative [Line Items]
Foreign currency cash flow hedge gains estimated to be reclassified into earnings during next 12 months	$ 1.3		$ 1.3
Interest rate swap cash flow hedge gain estimated to be reclassified into earnings during next 12 months	26.7		$ 26.7
Remaining maturity of forward foreign exchange contracts, maximum			16 months
LIONS GATE ENTERTAINMENT CORP [Member]
Derivative [Line Items]
Foreign currency cash flow hedge gains estimated to be reclassified into earnings during next 12 months	1.3		$ 1.3	$ (1.5)
Interest rate swap cash flow hedge gain estimated to be reclassified into earnings during next 12 months	26.7		$ 26.7	30.4
Remaining maturity of forward foreign exchange contracts, maximum			16 months
Unrealized Gain (Loss) on Derivatives	9.4
Interest Rate Swaption | Not Designated as Hedging Instrument | Cash Flow Hedging
Derivative [Line Items]
Derivative amount received on termination of certain contracts		$ 56.4
Reduction in the asset value of the derivative due to termination		188.7
Reduction in the liability value of the derivative due to termination		131.3
Cash flow on termination of derivatives classified as operating activities		188.7
Payment towards derivative instruments classified as financing activities		134.5
Other payments derivative instruments		$ 3.2
Interest Rate Swaption | Designated as Hedging Instrument | Cash Flow Hedging
Derivative [Line Items]
Interest rate derivative liability					$ 6.8
Foreign Exchange Forward [Member] | Cash Flow Hedging
Derivative [Line Items]
Foreign currency cash flow hedge gains estimated to be reclassified into earnings during next 12 months				1.5
Interest Rate Swap [Member] | Cash Flow Hedging
Derivative [Line Items]
Interest rate swap cash flow hedge gain estimated to be reclassified into earnings during next 12 months				$ 30.4
Interest Rate Swap [Member] | Designated as Hedging Instrument
Derivative [Line Items]
Unrealized Gain (Loss) on Derivatives	$ 9.4